1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security	Shares	Value
Common Stocks ― 70.1%
Communication Services ― 7.8%
Alphabet Inc. *	541	1,446,374
Facebook Inc. *	2,048	695,071
Netflix Inc. *	996	607,899
Walt Disney Co/The *	3,827	647,413
Total Communication Services		3,396,757

Consumer Discretionary ― 8.1%
Amazon.com Inc. *	383	1,258,170
Aptiv PLC*	2,561	381,512
Chipotle Mexican Grill Inc. *	185	336,241
Home Depot Inc/The	2,034	667,681
National Vision Holdings Inc. *	5,932	336,760
TJX Cos Inc.	7,980	526,520
Total Consumer Discretionary		3,506,884

Consumer Staples ― 4.9%
Beyond Meat Inc. *	2,281	240,098
Costco Wholesale Corp.	1,224	550,005
Darling International Inc. *	4,310	309,889
Estee Lauder Cos. Inc.	1,683	504,782
PepsiCo Inc.	3,371	507,032
Total Consumer Staples		2,111,806

Financials ― 9.2%
Bank of America Corp.	24,638	1,045,883
Charles Schwab Corp/The	10,171	740,856
Chubb Limited	3,087	535,533
CME Group Inc.	2,347	453,863
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,985	373,558
Truist Financial Corp.	14,424	845,967
Total Financials		3,995,660

Health Care ― 10.4%
Boston Scientific Corp. *	14,624	634,535
Danaher Corp.	2,592	789,109
Genmab A/S *	9,374	409,644
IQVIA Holdings Inc. *	2,632	630,469
Teleflex Inc.	1,565	589,301
Thermo Fisher Scientific Inc.	1,380	788,435
UnitedHealth Group Inc.	1,721	672,464
Total Health Care		4,513,957

Industrials ― 5.0%
Cintas Corp.	1,636	622,760
Eaton Corp. PLC	3,983	594,702
Illinois Tool Works Inc.	1,081	223,367
Union Pacific Corp.	2,233	437,690
Verisk Analytics Inc.	1,423	284,984
Total Industrials		2,163,503

Information Technology ― 21.1%
Adobe Systems Inc. *	896	515,845
Apple Inc.	10,370	1,467,355
Autodesk Inc. *	1,650	470,531

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 21.1% (Continued)
Broadcom Inc.			854	$414,130
Clarivate PLC *			10,143	222,132
Intuit Inc.			1,010	544,905
Microsoft Corp.			5,960	1,680,243
NVIDIA Corp.			3,726	771,878
Palo Alto Networks Inc. *			1,053	504,387
PayPal Holdings Inc. *			2,532	658,852
QUALCOMM Inc.			2,489	321,031
Salesforce.com Inc. *			2,319	628,959
SolarEdge Technologies Inc. *			1,593	422,495
Visa Inc.			2,461	548,188
Total Information Technology				9,170,931

Materials ― 1.2%
Steel Dynamics Inc.			1,878	109,826
Trex Co Inc. *			4,111	419,034
Total Materials				528,860

Real Estate Investment Trusts (REITS) ― 1.1%
Prologis Inc.			3,912	490,682
Total Real Estate Investment Trusts (REITS)				490,682

Utilities ― 1.3%
American Water Works Co. Inc.			3,258	550,732
Total Utilities				550,732

Total Common Stocks (Cost ― $12,337,668)				30,429,772

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	$4,548	4,983
Total Collateralized Mortgage Obligations (Cost ― $4,599)				4,983

Corporate Bonds ― 20.8%
Communication Services ― 3.1%
Alphabet Inc.	0.450%	8/15/2025	130,000	128,304
AT&T Inc.	4.450%	4/1/2024	150,000	162,548
AT&T Inc.	4.350%	3/1/2029	115,000	131,833
Comcast Corp.	3.375%	2/15/2025	70,000	75,348
Comcast Corp.	5.650%	6/15/2035	200,000	267,423
Verizon Communications Inc.	4.329%	9/21/2028	104,000	119,551
Verizon Communications Inc.	3.875%	2/8/2029	100,000	112,135
Verizon Communications Inc.	4.500%	8/10/2033	110,000	130,918
Verizon Communications Inc.	5.250%	3/16/2037	105,000	135,630
Walt Disney Co/The	2.200%	1/13/2028	90,000	93,000
Total Communication Services				1,356,690

Consumer Discretionary ― 1.3%
Amazon.com Inc.	0.250%	5/12/2023	115,000	115,215
Ford Foundation/The	2.415%	6/1/2050	60,000	57,125
Home Depot Inc/The	1.500%	9/15/2028	60,000	59,318
Lowe's Cos Inc.	1.300%	4/15/2028	115,000	111,854
Toyota Motor Credit Corp.	0.450%	7/22/2022	200,000	200,423
Total Consumer Discretionary				543,935

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Staples ― 0.7%
PepsiCo Inc.	3.100%	7/17/2022	$135,000	$137,454
PepsiCo Inc.	3.500%	3/19/2040	65,000	72,366
Walmart Inc.	1.800%	9/22/2031	115,000	113,806
Total Consumer Staples				323,626

Financials ― 7.0%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	69,531
Ares Capital Corp.	3.875%	1/15/2026	175,000	187,165
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.91) (a)	0.981%	9/25/2025	125,000	125,183
Bank of America Corp.	4.183%	11/25/2027	165,000	183,955
BlackRock Inc.	3.250%	4/30/2029	105,000	115,254
Boston Properties LP	4.500%	12/1/2028	155,000	178,460
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (a)	0.776%	10/30/2024	175,000	175,689
Citigroup Inc.	5.500%	9/13/2025	110,000	126,962
Goldman Sachs Group Inc.	0.481%	1/27/2023	250,000	250,050
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	231,512
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	82,402
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60) (a)	0.653%	9/16/2024	140,000	140,365
MetLife Inc.	4.550%	3/23/2030	55,000	65,450
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	115,268
Prudential Financial Inc.	1.500%	3/10/2026	170,000	172,568
Royal Bank of Canada	1.150%	7/14/2026	125,000	124,079
Simon Property Group LP	3.375%	12/1/2027	155,000	168,967
State Street Corp. (effective 11/1/2029, US SOFR + 1.49) (a)	3.031%	11/1/2034	85,000	89,724
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	126,125
Toronto-Dominion Bank	1.150%	6/12/2025	55,000	55,125
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609)(a)	1.267%	3/2/2027	115,000	114,599
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.51)(a)	0.805%	5/19/2025	145,000	145,388
Total Financials				3,043,821

Health Care ― 2.3%
AbbVie Inc.	4.400%	11/6/2042	150,000	179,050
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	118,717
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	138,220
CVS Health Corp.	4.780%	3/25/2038	105,000	128,201
Evernorth Health Inc.	3.050%	11/30/2022	185,000	189,380
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	121,200
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	105,203
Total Health Care				979,971

Industrials ― 0.6%
Johnson Controls International PLC	1.750%	9/15/2030	150,000	145,621
Xylem Inc/NY	1.950%	1/30/2028	115,000	115,711
Total Industrials				261,332

Information Technology ― 2.0%
Apple Inc.	2.850%	2/23/2023	185,000	190,832
Mastercard Inc.	1.900%	3/15/2031	155,000	155,571
Microsoft Corp.	4.200%	11/3/2035	175,000	215,035
QUALCOMM Inc.	3.450%	5/20/2025	175,000	189,670
Salesforce.com Inc.	1.500%	7/15/2028	120,000	119,331
Total Information Technology				870,439

Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	110,000	125,383
Total Materials				125,383

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Real Estate Investment Trusts (REITS) ― 0.8%
Prologis LP	2.250%	4/15/2030	$115,000	$117,010
Prologis LP	1.250%	10/15/2030	115,000	107,658
Welltower Inc.	2.700%	2/15/2027	125,000	132,052
Total Real Estate Investment Trusts (REITS)				356,720

Utilities ― 2.7%
Avangrid Inc.	3.800%	6/1/2029	125,000	139,156
DTE Electric Co.	1.900%	4/1/2028	125,000	126,712
DTE Electric Co.	4.050%	5/15/2048	120,000	142,724
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	280,283
Georgia Power Co.	3.250%	4/1/2026	100,000	107,266
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	100,684
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	120,000	120,046
Public Service Co of Colorado	3.200%	3/1/2050	55,000	58,293
Union Electric Co.	2.625%	3/15/2051	115,000	108,979
Total Utilities				1,184,143

Total Corporate Bonds (Cost ― $8,480,384)				9,046,060

Foreign Government Agency Issues ― 1.7%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	174,414
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	295,581
International Finance Corp.	2.000%	10/24/2022	255,000	259,970
Total Foreign Government Agency Issues (Cost ― $698,345)				729,965

Mortgage Backed Securities ― 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	21,869	23,259
Gold Pool A35826	5.000%	7/1/2035	10,869	11,967
Gold Pool A49479	5.000%	6/1/2036	10,362	11,528
Gold Pool A65694	6.000%	9/1/2037	13,481	15,385
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	60	60
Pool 995262	5.500%	1/1/2024	2,722	2,808
Pool 891596	5.500%	6/1/2036	16,033	18,638
Pool 900936	6.500%	2/1/2037	2,571	2,889
Pool 946594	6.000%	9/1/2037	12,510	14,782
Total Mortgage Backed Securities (Cost ― $90,328)				101,316

U.S. Government & Agency Obligations ― 3.1%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	101,416
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	147,866
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	520,971
United States Treasury Bonds	7.625%	11/15/2022	150,000	162,563
United States Treasury Bonds	3.500%	2/15/2039	131,000	163,080
United States Treasury Bonds	4.375%	11/15/2039	177,000	244,917
Total U.S. Government & Agency Obligations (Cost ― $1,066,226)				1,340,813

Short-Term Investment ― 4.1%
Fidelity Investments Money Market - Government Portfolio - Class I (b)	0.010%		1,799,626	1,799,626
Total Short-Term Investment (Cost ― $1,799,626)				1,799,626

Total Investments ― 100.0% (Cost ― $24,477,176)				43,452,535
Other Assets in Excess of Liabilities ― 0.0%				14,828
Total Net Assets ― 100.0%				$43,467,363

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LLC - Limited Liability Corporation
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$30,429,772	$-	$-	$30,429,772
Collateralized Mortgage Obligations	-	4,983	-	4,983
Corporate Bonds	-	9,046,060	-	9,046,060
Foreign Government Agency Issues	-	729,965	-	725,965
Mortgage-Backed Securities	-	101,316	-	101,316
U.S. Government & Agency Obligations	-	1,340,813	-	1,340,812
Total long-term investments	$30,429,772	$11,223,137	$-	$41,652,909
Short-term investments	1,799,626		-	1,799,626
Total investments	$32,229,398	$11,223,137	$-	$43,452,535

* See Schedule of Investments for additional detailed categorizations.